EQUITY METHOD INVESTMENTS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)
Investments In Affiliates Subsidiaries Associates And Joint Ventures Details [Abstract]
Equity method investments	€ 6	€ 26	[1]	€ 70	$ 7
Revenue	54	55		127
Gross profit	10	11		31
Net earnings /(loss)		4		(7)
Group's equity in net earnings	1	2		5
Balance Sheet data as at December 31
Current assets	37	57		90
Non-current assets	38	34		210
Current liabilities	11	12		28
Non-current liabilities	34	35		187
Net assets	30	44		85
Group's equity in net assets	€ 7	€ 26		€ 36

[1]	Please see Note 43 for information regarding the restatement